CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 7,376,009	$ 15,155,074	$ 24,599,923
Cost of revenue	(3,377,660)	(8,672,150)	(11,179,903)
Gross profit	3,998,349	6,482,924	13,420,020
Operating expenses:
Selling	(1,133,625)	(3,799,640)	(480,368)
Research and development	(4,461,888)	(13,169,157)	(246,923)
General and administrative expenses	(6,369,245)	(32,032,186)	(2,488,320)
Impairment loss	(33,397)	(18,439,524)
Total operating expenses	(11,998,155)	(67,440,507)	(3,215,611)
(Loss) Income from operations	(7,999,806)	(60,957,583)	10,204,409
Other income (expense)
Interest income	374	156,038	147,820
Interest expense	(331,277)	(398,963)	(439,607)
Other finance expenses	(15,564)	(66,233)	(82,311)
Other income (expense), net	39,080	(143,763)	(109,490)
Total other expense, net	(307,387)	(452,921)	(483,588)
(Loss)/ income from Continuing Operations before income taxes	(8,307,193)	(61,410,504)	9,720,821
Provision for income taxes	(1,097,888)	(138,061)	(1,672,957)
(Loss)/ income from continuing operations	(9,405,081)	(61,548,565)	8,047,864
Discontinued Operations (Note 20)
Gain on disposal of discontinued operations		1,493,945
Income from discontinued operations			233,153
Net Income (Loss)	(9,405,081)	(60,054,620)	8,281,017
Less: Net (loss) income attributable to non-controlling interest	(40,025)	(2,918,680)	111,404
Net Income (Loss) attributable to Blue Hat Interactive Entertainment Technology	(9,365,056)	(57,135,940)	8,169,613
Other comprehensive (loss) income
Net (loss)/ Income from continued operations	(9,405,081)	(61,548,565)	8,047,864
Foreign currency translation adjustment continued operation	(1,624,743)	717,560	3,220,363
Comprehensive (loss) income - continued operation	(11,029,824)	(60,831,005)	11,268,227
Income from discontinued operation		1,493,945	233,153
Foreign currency translation adjustment - discontinued operation
Comprehensive income - discontinued operation		1,493,945	233,153
Comprehensive (loss) income	(11,029,824)	(59,337,060)	11,501,380
Comprehensive income (loss) attributable to Blue Hat Interactive Entertainment shareholders	$ (10,989,799)	$ (56,418,380)	$ 11,389,976
Weighted average number of ordinary shares
Basic	7,639,482	5,053,727	3,855,369
Diluted	8,565,163	5,800,048	3,985,907
Earnings per share
Basic (loss) earnings per share from continued operation	$ (1.23)	$ (11.60)	$ 2.09
Basic earnings per share from discontinued operation		0.26	0.06
Diluted Earnings per share:
Diluted (loss) earnings per share from continued operation	(1.09)	(10.11)	2.02
Diluted earnings per share from discontinued operation		$ 0.26	$ 0.06